Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 on Form 20-F/A (the “Amended Annual Report”) amends the Annual Report on Form 20-F of Brazil Potash Corp. (the “Company” or “we”) for the year ended December 31, 2025 (the “Original Form 20-F”), filed on March 23, 2026, with the Securities and Exchange Commission (the “SEC”). The only changes made to the Original Form 20-F are to revise the Exhibit Table to include the consent of the Company’s independent registered public accounting firm and the consents of third-party qualified persons on Exhibits 23.1, 23.2, and 23.3, which were erroneously omitted from the previous filing. Except as noted above, the Company has not modified, or updated disclosures presented in this Amended Annual Report. Accordingly, the Amended Annual Report does not reflect events occurring after the Original Form 20-F or modify or update those disclosures affected by subsequent events.
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	BRAZIL POTASH CORP.
Entity Current Reporting Status	Yes
Entity Central Index Key	0001472326
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	53,692,089
Entity Shell Company	false
Entity Emerging Growth Company	true
Title of 12(b) Security	Common shares, no par value
Trading Symbol	GRO
Security Exchange Name	NYSEAMER
Entity File Number	001-42423
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	198 Davenport Road
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	416
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	MNP LLP
Auditor Firm ID	1930
Auditor Location	Mississauga, Canada
Document Financial Statement Error Correction [Flag]	false
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Matthew Simpson
Entity Address, Address Line One	198 Davenport Road
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	416
City Area Code	+1
Local Phone Number	(416) 309-2963
Contact Personnel Email Address	info@brazilpotash.com